Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, shares issued under stock option plans	0	11,378	48,007
Tax benefit, Stock Option Plans	$ 0	$ 25	$ 76
Common stock, shares issued under employee stock purchase plan	100	210	400
Common stock, shares issued in connection with dividend reinvestment and stock purchase plan	376,862	288,349	78,619
Common stock, shares issued in connection with stock offering			6,875,000